Goodwill and intangible assets - Disclosure of goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 4,177	£ 3,912
Intangibles	3,617	4,327
Carrying value	7,794	8,239
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	38	42
Intangibles	2	2
Carrying value	40	44
Barclays UK | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,872	3,560
Intangibles	1,096	1,263
Carrying value	4,968	4,823
Barclays International | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	267	310
Intangibles	2,519	3,062
Carrying value	£ 2,786	£ 3,372